UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05099
Pioneer Money Market Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)
Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer U.S. Government Money Market Fund
Class A / PMTXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$314,327,060
Total number of portfolio holdings	22
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)
U.S. Government and Agency Obligations	63.9%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	36.1%
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33869-00-A-0824

Pioneer U.S. Government Money Market Fund
Class R / PRXXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$52	1.03%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$314,327,060
Total number of portfolio holdings	22
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)
U.S. Government and Agency Obligations	63.9%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	36.1%
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33871-00-R-0824

Pioneer U.S. Government Money Market Fund
Class Y / PRYXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Pioneer U.S. Government Money Market Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.49%^
^	Annualized
KEY FUND STATISTICS
(as of June 30, 2024)
Fund net assets	$314,327,060
Total number of portfolio holdings	22
PORTFOLIO DIVERSIFICATION
(as of June 30, 2024)
U.S. Government and Agency Obligations	63.9%
Repurchase Agreements (Fully Collateralized by U.S. Government Securities)	36.1%
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33870-00-Y-0824

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•   Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•   Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•   “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•   Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•   Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•   These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer U.S. Government Money Market Fund
Semiannual Report  |  June 30, 2024

A: PMTXX	R: PRXXX	Y: PRYXX

1Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

Schedule of Investments  |  6/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.6%
	U.S. Government and Agency Obligations — 63.6% of Net Assets
4,000,000	Federal Farm Credit Banks Funding Corp., 4.250%, 9/26/24	$ 3,988,980
300,000(a)	Federal Farm Credit Banks Funding Corp., 5.430%, (SOFR + 9 bps), 9/16/24	299,987
2,000,000(a)	Federal Farm Credit Banks Funding Corp., 5.520%, (SOFR + 18 bps), 12/19/24	2,001,410
5,760,000	Federal Home Loan Banks, 1.500%, 8/15/24	5,732,646
3,000,000	Federal Home Loan Banks, 2.875%, 9/13/24	2,984,487
1,745,000	Federal Home Loan Banks, 3.000%, 7/8/24	1,744,186
661,000	Federal National Mortgage Association, 1.625%, 10/15/24	654,206
15,744,000	Federal National Mortgage Association, 1.750%, 7/2/24	15,742,485
14,028,000	Federal National Mortgage Association, 2.625%, 9/6/24	13,960,003
18,000,000(b)	U.S. Treasury Bills, 7/2/24	17,997,362
30,000,000(b)	U.S. Treasury Bills, 7/16/24	29,934,231
10,000,000(b)	U.S. Treasury Bills, 7/18/24	9,975,232
10,000,000(b)	U.S. Treasury Bills, 9/12/24	9,893,714
25,000,000(a)	U.S. Treasury Floating Rate Notes, 5.342%, (3 Month U.S. Treasury Money Market Yield + 4 bps), 7/31/24	25,000,669
23,000,000(a)	U.S. Treasury Floating Rate Notes, 5.445%, (3 Month U.S. Treasury Money Market Yield + 14 bps), 10/31/24	23,007,620
12,000,000(a)	U.S. Treasury Floating Rate Notes, 5.474%, (3 Month U.S. Treasury Money Market Yield + 17 bps), 4/30/25	12,009,342
25,000,000(a)	U.S. Treasury Floating Rate Notes, 5.506%, (3 Month U.S. Treasury Money Market Yield + 20 bps), 1/31/25	25,013,331
	Total U.S. Government and Agency Obligations (Cost $199,939,891)	$199,939,891

The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 36.0% of Net Assets
	Repurchase Agreements — 36.0%
28,300,000	Bank of America, 5.32%, dated 6/28/2024,
to be purchased on 7/1/2024 for $28,312,546,
collateralized by the following:
$18,014,757, Federal Home Loan Mortgage Corporation,4.35%, 5/1/2049,
$8,363,931, Federal National Mortgage Association,
6.21%, 4/1/2047,
	$2,487,313, Government National Mortgage Association,3.50%, 11/20/2046	$ 28,300,000
28,300,000	Scotia Capital Inc., 5.32%, dated 6/28/2024, to be purchased on 7/1/2024 for $28,312,546, collateralized by the following: $8,499, Federal Home Loan Mortgage Corporation, 2.50%-6.50%, 4/1/2029-2/1/2054, $5,563,770, Federal National Mortgage Association, 1.50%-7.50%, 8/1/2025-6/1/2054, $23,306,620, U.S. Treasury Bill, 6/12/2025	28,300,000
28,300,000	RBC Dominion Securities Inc., 5.31%, dated 6/28/2024, to be purchased on 7/1/2024 for $28,312,522, collateralized by the following: $28,878,777, U.S. Treasury Floating Rate Note, 5.34%-5.45%, 7/31/2024-10/31/2024	28,300,000
14,150,000	Toronto-Dominion Bank, 5.32%, dated 6/28/2024, to be purchased on 7/1/2024 for $14,156,273, collateralized by the following: $14,433,084, U.S. Treasury Note, 0.75%-4.00%, 7/31/2025-10/31/2029	14,150,000
14,150,000	Toronto-Dominion Bank, 5.33%, dated 6/28/2024, to be purchased on 7/1/2024 for $14,156,284, collateralized by the following: $14,433,000, Government National Mortgage Association, 5.50%-6.00%, 4/20/2053-10/20/2053	14,150,000
		$113,200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $113,200,000)	$113,200,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $313,139,891)	$313,139,891
	OTHER ASSETS AND LIABILITIES — 0.4%	$1,187,169
	net assets — 100.0%	$314,327,060

The accompanying notes are an integral part of these financial statements.
3Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

bps	Basis Points.
SOFR	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2024.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
At June 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $313,139,891 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	—
Net unrealized appreciation	$—
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$199,939,891	$—	$199,939,891
Repurchase Agreements	—	113,200,000	—	113,200,000
Total Investments in Securities	$—	$313,139,891	$—	$313,139,891
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/244

Statement of Assets and Liabilities  |  6/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $199,939,891)	$199,939,891
Repurchase Agreements, at value (cost $113,200,000)	113,200,000
Cash	193,277
Receivables —
Fund shares sold	323,127
Interest	1,237,230
Other assets	38,121
Total assets	$314,931,646
LIABILITIES:
Payables —
Fund shares repurchased	$163,831
Distributions	269,285
Trustees’ fees	301
Professional fees	64,550
Transfer agent fees	20,863
Shareholder communications expense	31,326
Custodian fees	6,663
Management fees	14,988
Administrative expenses	6,158
Distribution fees	184
Accrued expenses	26,437
Total liabilities	$604,586
NET ASSETS:
Paid-in capital	$314,272,151
Distributable earnings	54,909
Net assets	$314,327,060
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $238,875,473/238,961,880 shares)	$1.00
Class R (based on $2,721,449/2,721,452 shares)	$1.00
Class Y (based on $72,730,138/72,740,814 shares)	$1.00
The accompanying notes are an integral part of these financial statements.
5Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$8,284,161
Total Investment Income		$8,284,161
EXPENSES:
Management fees	$537,825
Administrative expenses	78,067
Transfer agent fees
Class A	42,908
Class R	363
Class Y	973
Distribution fees
Class A	175,692
Class R	6,358
Shareholder communications expense	36,013
Custodian fees	409
Registration fees	28,648
Professional fees	61,280
Printing expense	3,363
Officers’ and Trustees’ fees	7,316
Miscellaneous	22,948
Total expenses		$1,002,163
Less fees waived and expenses reimbursed by the Adviser and the Distributor		(175,737)
Net expenses		$826,426
Net investment income		$7,457,735
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$6
Net increase in net assets resulting from operations		$7,457,741
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/246

Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
FROM OPERATIONS:
Net investment income (loss)	$7,457,735	$14,655,960
Net realized gain (loss) on investments	6	—
Net increase in net assets resulting from operations	$7,457,741	$14,655,960
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.0241 and $0.0452 per share, respectively)	$(5,640,018)	$(11,522,213)
Class R ($0.0217 and $0.0403 per share, respectively)	(55,144)	(85,582)
Class Y ($0.0244 and $0.0457 per share, respectively)	(1,720,833)	(3,022,289)
Total distributions to shareholders	$(7,415,995)	$(14,630,084)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$77,386,318	$157,570,371
Reinvestment of distributions	5,666,742	11,536,119
Cost of shares repurchased	(82,460,257)	(185,264,521)
Net increase (decrease) in net assets resulting from Fund share transactions	$592,803	$(16,158,031)
Net increase (decrease) in net assets	$634,549	$(16,132,155)
NET ASSETS:
Beginning of period	$313,692,511	$329,824,666
End of period	$314,327,060	$313,692,511
The accompanying notes are an integral part of these financial statements.
7Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

	Six Months Ended 6/30/24 Shares (unaudited)	Six Months Ended 6/30/24 Amount (unaudited)	Year Ended 12/31/23 Shares	Year Ended 12/31/23 Amount
Class A
Shares sold	48,043,439	$48,043,439	126,416,260	$126,416,260
Reinvestment of distributions	5,525,112	5,525,112	11,292,854	11,292,854
Less shares repurchased	(58,482,482)	(58,482,482)	(159,688,538)	(159,688,538)
Net decrease	(4,913,931)	$(4,913,931)	(21,979,424)	$(21,979,424)
Class R
Shares sold	286,555	$286,555	893,141	$893,141
Reinvestment of distributions	53,997	53,997	83,450	83,450
Less shares repurchased	(61,134)	(61,134)	(441,190)	(441,190)
Net increase	279,418	$279,418	535,401	$535,401
Class Y
Shares sold	29,056,325	$29,056,324	30,260,970	$30,260,970
Reinvestment of distributions	87,633	87,633	159,815	159,815
Less shares repurchased	(23,916,641)	(23,916,641)	(25,134,793)	(25,134,793)
Net increase	5,227,317	$5,227,316	5,285,992	$5,285,992
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/248

Financial Highlights
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class A
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.024	$0.045	$0.015	$0.000(b)	$0.002	$0.015
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000	(0.001)	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$0.024	$0.045	$0.014	$0.000(b)	$0.002	$0.015
Distributions to shareholders:
Net investment income	$(0.024)	$(0.045)	$(0.014)	$(0.000)(b)	$(0.002)(c)	$(0.015)(c)
Total distributions	$(0.024)	$(0.045)	$(0.014)	$(0.000)(b)	$(0.002)	$(0.015)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)	2.43%(e)	4.61%	1.39%	0.02%	0.20%	1.50%
Ratio of net expenses to average net assets	0.55%(f)	0.55%	0.39%	0.04%	0.25%	0.69%
Ratio of net investment income (loss) to average net assets	4.84%(f)	4.52%	1.45%	0.03%	0.16%	1.50%
Net assets, end of period (in thousands)	$238,875	$243,757	$265,715	$215,528	$257,214	$197,032
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.70%(f)	0.70%	0.65%	0.79%	0.79%	0.84%
Net investment income (loss) to average net assets	4.69%(f)	4.37%	1.19%	(0.72)%	(0.38)%	1.35%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareholders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
9Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class R
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.022	$0.040	$0.012	$0.000(b)	$0.001	$0.010
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000	(0.001)	0.000(b)	0.000(b)	0.001
Net increase (decrease) from investment operations	$0.022	$0.040	$0.011	$0.000(b)	$0.001	$0.011
Distributions to shareholders:
Net investment income	$(0.022)	$(0.040)	$(0.011)	$(0.000)(b)	$(0.001)(c)	$(0.011)(c)
Total distributions	$(0.022)	$(0.040)	$(0.011)	$(0.000)(b)	$(0.001)	$(0.011)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)	2.19%(e)	4.11%	1.07%	0.02%	0.12%	1.08%
Ratio of net expenses to average net assets	1.03%(f)	1.04%	0.72%	0.06%	0.30%	1.12%
Ratio of net investment income (loss) to average net assets	4.36%(f)	4.06%	1.17%	0.01%	0.09%	1.03%
Net assets, end of period (in thousands)	$2,721	$2,442	$1,906	$1,585	$1,825	$885
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.04%(f)	1.06%	0.99%	1.11%	1.08%	1.12%
Net investment income (loss) to average net assets	4.35%(f)	4.04%	0.90%	(1.04)%	(0.69)%	1.03%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareholders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2410

Financial Highlights  (continued)
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Class Y
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.024	$0.046	$0.014	$0.000(b)	$0.002	$0.017
Net realized and unrealized gain (loss) on investments	0.000(b)	0.000	0.000(b)	0.000(b)	0.000(b)	0.000(b)
Net increase (decrease) from investment operations	$0.024	$0.046	$0.014	$0.000(b)	$0.002	$0.017
Distributions to shareholders:
Net investment income	$(0.024)	$(0.046)	$(0.014)	$(0.000)(b)	$(0.002)(c)	$(0.017)(c)
Total distributions	$(0.024)	$(0.046)	$(0.014)	$(0.000)(b)	$(0.002)	$(0.017)
Net increase (decrease) in net asset value	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)	2.47%(e)	4.67%	1.40%	0.02%	0.22%	1.67%
Ratio of net expenses to average net assets	0.49%(f)	0.50%	0.38%	0.05%	0.24%	0.52%
Ratio of net investment income (loss) to average net assets	4.91%(f)	4.58%	1.42%	0.02%	0.19%	1.66%
Net assets, end of period (in thousands)	$72,730	$67,494	$62,204	$54,015	$48,542	$42,343
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.49%(f)	0.50%	0.46%	0.51%	0.53%	0.52%
Net investment income (loss) to average net assets	4.91%(f)	4.58%	1.34%	(0.44)%	(0.10)%	1.66%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareholders during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareholders during the period.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
11Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

Notes to Financial Statements  |  6/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer U.S. Government Money Market Fund (the “Fund”) is a series of Pioneer Money Market Trust (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversiﬁed, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2412

A.	Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of June 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
13Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

At June 30, 2024, the Fund was permitted to carry forward indefinitely $2,258 of short-term losses and $218 of long-term losses.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$14,630,084
Total	$14,630,084
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$15,639
Capital loss carryforward	(2,476)
Total	$13,163
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2414

F.	Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or other factors or adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value of the Fund's investments. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets, including with respect to the value and liquidity of the Fund's investments.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment
15Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2416

G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at June 30, 2024 are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the six months ended June 30, 2024, the effective management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% (annualized) of the Fund’s average daily net assets.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net  asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation  policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $14,988 in management fees payable to the Adviser at June 30, 2024.
17Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended June 30, 2024, the Fund paid $7,316 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At June 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $301 and a payable for administrative expenses of $6,158, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$35,320
Class R	337
Class Y	356
Total	$36,013
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $184 in distribution fees payable to the Distributor at June 30, 2024.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2418

shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
6. Subsequent Events
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
19Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/24

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended December 31, 2023 and December 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/2420

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19399-18-0824

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date September 5, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date September 5, 2024

*	Print the name and title of each signing officer under his or her signature.